Vessel Revenues (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disaggregation of Revenue [Abstract]
Total vessel revenues	$ 12,913,332	$ 9,596,953
Time Charter [Member]
Disaggregation of Revenue [Abstract]
Vessel revenues	$ 12,913,332	7,528,174
Time Charter [Member] | Minimum [Member]
Disaggregation of Revenue [Abstract]
Term of charters/arrangements	1 month
Time Charter [Member] | Maximum [Member]
Disaggregation of Revenue [Abstract]
Term of charters/arrangements	12 months
Pool [Member]
Disaggregation of Revenue [Abstract]
Vessel revenues	$ 0	$ 2,068,779